Series B and Series C Preferred Stock	9 Months Ended
Jun. 30, 2023
Series B and Series C Preferred Stock [Abstract]
SERIES B AND SERIES C PREFERRED STOCK

NOTE 11 - SERIES B AND SERIES C PREFERRED STOCK

Temporary Equity – Convertible Series B Preferred Stock

On July 1, 2022, the Company’s Board of Directors designated as Series B Preferred Stock and authorized 1,000,000 shares which will not be subject to increase without the consent of the holders (each a “Holder” and collectively, the “Holders”) of a majority of the outstanding shares of Series B Preferred Stock. The designations, powers, preferences, rights and restrictions granted or imposed upon the Series B Preferred Stock are as set forth in the Certificate of Designation filed in the State of Delaware. Each share of Series B Preferred Stock shall have an initial stated value of $1.00 (the “Stated Value”). The Series B Preferred Stock will, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior with respect to dividends and right of liquidation with the Company’s common stock and (b) junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company and existing and outstanding preferred stock of the Company.

Series B Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote, with the exception to matters that would change the number or features of the Series B Preferred Stock.

Each share of Series B Preferred Stock will carry an annual dividend in the amount of twelve percent (12%) of the Stated Value (the “Divided Rate”), which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an Event of Default, the Dividend Rate shall automatically increase to twenty two percent (22%).

Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, or upon any Deemed Liquidation Event, after payment or provision for payment of debts and other liabilities of the Company, and after payment or provision for any liquidation preference payable to the holders of any Preferred Stock ranking senior upon liquidation to the Series B Preferred Stock, if any, but prior to any distribution or payment made to the holders of Common Stock or the holders of any Preferred Stock ranking junior upon liquidation to the Series B Preferred Stock by reason of their ownership thereof, the Holders will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series B Preferred Stock equal to (i) the Stated Value plus (ii) any accrued but unpaid dividends, the Default Adjustment, if applicable, Failure to Deliver Fees, if any, (the amounts in this clause (ii) collectively, the “Adjustment Amount”).

Conversion Right. At any time following the date which is one hundred eighty (180) days after the Issuance Date, the Holder shall have the right at any time, to convert all or any part of the outstanding Series B Preferred Stock into fully paid and non-assessable shares of Common Stock. The Holders of the Series B Preferred Stock are limited to holding no more than 9.99% of the Common Stock.

Conversion Price. The conversion price (the “Conversion Price”) shall equal the Fixed Conversion Price (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Fixed Conversion Price” shall mean $0.20. Notwithstanding anything contained herein to the contrary in the Event of Default, the Conversion Price shall be the lower of the Fixed Conversion Price and the Variable Conversion Price. The “Variable Conversion Price” shall mean 50% multiplied by the Market Price (as defined herein) (representing a discount rate of 50%). “Market Price” means the lowest bid price for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

Company will reserve from its authorized and unissued Common Stock a sufficient number of shares, free from preemptive rights, to provide for the issuance of Common Stock upon the full conversion of this Series B Preferred Stock issued. The Company is required at all times to have authorized and reserved four times the number of shares that would be issuable upon full conversion of the Series B Preferred, at any time the Company does not maintain the required Reserved Amount, the Company shall be put on notice by the Holder, and shall have five (5) days to cure its deficiency, after which time, such failure will be deemed an Event of Default hereunder.

During July 2022, the Company issued 448,000 shares of the Series B Preferred Stock in conjunction with a debt financing with two investors (See Note 10). The Company determined that under ASC 480, the Series B Preferred Stock should be treated as Temporary Equity and that it needed to apply the SAB topic 3c (SEC guidance) as well. Upon issuance of the shares, the Company allocated a relative value of $101,368 to the Preferred Stock. Upon issuance, the Company recorded an aggregate value of $461,440, with $360,072 charged to additional paid in capital including the dividends due of $13,440 at September 30, 2022.

The Company breached its covenants in the Convertible Series B Preferred Stock in July 2022. The breached covenant defines as an event of default as any breach of a material covenant or material terms or conditions contained in the Certificate of Designations or in any purchase agreement, subscription agreement or other agreement with any Holder (of the Convertible Series B Preferred Stock). As a result of this event of default, the Stated Value of the preferred stock increased to $1.50 per share and the conversion price became the “the lower of the Fixed Conversion Price ($0.2) or 50% of the lowest closing bid price of the Company’s stock in the twenty days prior to a conversion”. The Preferred Stock’s redemption value was increased by another $224,000 as a result of the default and dividends are now accruing at 22%.

On April 18, 2023, the Company and the Holder of 224,000 Series B Preferred Stock (the “Holder”) entered into an Exchange Agreement whereby the Holder exchanged (the “Exchange”) 224,000 Series B Preferred Stock of the Company for 224,000 Series C Preferred Stock of the Company which shall have the rights and preferences in the Certificate of Designation of the Series C Preferred Stock as discussed below and for no other consideration.

At June 30, 2023, there remains 224,000 outstanding Convertible Series B Preferred Stock with stated value of $1.50 and would convert into 922,128,000 common shares. During the nine months ended June 30, 2023, the Company charged an additional $111,623 to additional paid in capital for the dividend of the preferred shares. At June 30, 2023, the Series B Preferred Stock redemption value amounted to $461,064 (including dividends of $125,063).

Mandatory Redeemable Series C Preferred Stock

Certificate of Designation of Series C 3% Preferred Stock

On April 25, 2023, the Company filed a Certificate of Designation for Series C Preferred Stock with the Delaware Secretary of State, designating 1,000,000 shares of preferred stock as Series C Preferred Stock. Each share of Series C Preferred Stock has a par value of $0.0001 per share and a stated value of $1.00 (the “Stated Value”). The Series C Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote.

Each share of Series C Preferred Stock is entitled to an annual dividend equal to 3% of the stated value which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an event of default, the dividend rate shall automatically increase to 18%.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or upon any deemed liquidation event, after payment or provision for payment of debts and other liabilities of the Company and after payment or provision for ay liquidation preference payable to the holders of any preferred stock ranking senior upon liquidation to the Series C Preferred Stock, if any, but prior to any distribution or payment made to the holders of common stock or the holders of the preferred stock ranking junior upon liquidation to the Series C Preferred Stock, the holders will be entitled to be paid out of the assets of the Company available for distribution an amount equal to the stated value plus any accrued but unpaid dividends, default adjustment, if applicable, and any other fees (collectively the “Adjustment Amount”).

The Holder shall have no right at any time to convert all or any part of the outstanding Series C Preferred Stock into shares of common stock.

Mandatory Redemption by the Company. On the date which is the earlier of: (i) December 31, 2023; and (ii) upon the occurrence of an Event of Default (i) or (ii), the Mandatory Redemption Date the Company shall redeem all of the shares of Series C Preferred Stock of the Holders. Within five (5) days of the Mandatory Redemption Date, the Company shall make payment to each Holder of an amount in cash, or kind, equal to (i) the total number of Series C Preferred Stock held by the applicable Holder, multiplied by (ii) the then current Stated Value (including but not limited to the addition of any accrued, unpaid dividends and the Default Adjustment, if applicable) (the “Mandatory Redemption Amount”). The value of any payment in kind shall be as agreed between the Company and respective the Holder.

Upon the occurrence and during the continuation of any Event of Default (other than as set forth in Section 8ai of the amendment which is the failure to redeem), the Stated Value shall immediately be increased to $1.50 per share of Series C Preferred Stock; and upon the occurrence and during the continuation of any Event of Default specified in Section 8ai which is the failure to redeem, the Stated Value shall immediately be increased to $2.00 per share of Series C Preferred Stock (the amounts referred to herein shall be referred to collectively as the “Default Adjustment”). In the event of a Default Adjustment, the Company shall immediately, upon the demand of the Majority Holders, redeem the issued and outstanding Series C Preferred Stock and pay to the Holders the amount which is equal to (i) the number of shares of Series C Preferred Stock held by such Holders multiplied by (ii) the Stated Value plus any Adjustment Amount. Upon any Event of Default set forth in Section 8(A)(ix), provided that there is no other default, no Default Adjustment shall occur; however, the Company shall immediately, upon the demand of the Majority Holders, redeem the issued and outstanding Series C Preferred Stock and pay to the Holders the amount which is equal to (i) the number of shares of Series C Preferred Stock held by such Holders multiplied by (ii) the Stated Value plus any Adjustment Amount.

ASC 480, Distinguishing Liabilities from Equity, defines mandatorily redeemable financial instruments as any financial instruments issued in the form of shares that have an unconditional obligation requiring the issuer to redeem the instrument by transferring its assets at a specified or determinable date (or dates) or upon an event that is certain to occur. A mandatorily redeemable financial instrument shall be classified as a liability unless the redemption is required to occur only upon the liquidation or termination of the reporting entity. Under ASC 480, mandatorily redeemable financial instruments shall be measured initially at fair value. Due to the mandatory redemption feature, ASC 480 requires that these Series C Preferred Stock be classified as a liability rather than as a component of equity, with preferred annual returns being accrued and recorded as interest expense.

As a result of the Exchange of 224,000 shares of Convertible Series B Preferred Stock for Series C Preferred Stock on April 18, 2023 (see above), there were 224,000 shares of Series C Preferred Stock issued and outstanding as of June 30, 2023. The Series C preferred shares are mandatorily redeemable by the Company and are therefore classified as a liability for $336,000 (based on the $1.50 stated value) as reflected in the unaudited condensed consolidated balance sheet as of June 30, 2023. There was no gain or loss recognized in connection with the Exchange Agreement.